Stock-Based Compensation - Schedule of Time-Based Restricted Stock Awards (Detail) - Time Based Restricted Stock [Member]	6 Months Ended
Jun. 30, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted	404,800
Stock issued	0
Awards forfeited	0
Non-vested awards outstanding at June 30, 2016	404,800